Related Party - Schedule of Amount Due from (Due to) a Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Related Party - Schedule of Amount Due from (Due to) a Related Parties (Details) [Line Items]
Amount due from related party		$ 356,576
Amount due to related parties		(4,207)	(21,247)
Jie Liu [Member]
Related Party - Schedule of Amount Due from (Due to) a Related Parties (Details) [Line Items]
Amount due from related party	[1]	356,556
Amount due to related parties	[2],[3],[4]		(17,875)
Jian Liu [Member]
Related Party - Schedule of Amount Due from (Due to) a Related Parties (Details) [Line Items]
Amount due from related party	[2]	20
Hongyu Hao [Member]
Related Party - Schedule of Amount Due from (Due to) a Related Parties (Details) [Line Items]
Amount due to related parties	[2]		(629)
Yongqing Dong [Member]
Related Party - Schedule of Amount Due from (Due to) a Related Parties (Details) [Line Items]
Amount due to related parties	[5]	$ (4,207)	$ (2,743)

[1]	The Company made interest-free loan to Jie Liu, which is due on demand, and received repayment for the loan.
[2]	The Company made reimbursement to Jie Liu, Jian Liu, Hongyu Hao, Yuanqing Liu, and Yuanxiang Liu.
[3]	The Company received interest-free loan from Jie Liu, which is due on demand, and made repayment for the loan.
[4]	The Company sold a vehicle to Jie Liu.
[5]	The Company received freight service from Yongqing Dong.